Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 50,780	¥ 10,521	¥ 25,400
Gross amount of increases for current year’s tax positions	0	0	32
Gross amount of increases for prior years’ tax positions	33	40,882	0
Gross amount of decreases for prior years’ tax positions	0	(23)	(16,719)
Net amount of changes relating to settlements with tax authorities	0	(2,258)	0
Decreases due to lapse of applicable statutes of limitations	0	(772)	0
Foreign exchange translation and other	(267)	2,430	1,808
Balance at end of fiscal year	¥ 50,546	¥ 50,780	¥ 10,521